INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 49,732	$ 40,797	$ 140,003	$ 119,602